Income Taxes - Additional Information (Detail) $ in Millions	3 Months Ended
Jan. 31, 2025 CAD ($)
2011 - 2018 taxation years [member]
Disclosure of Income Tax [Line items]
Additional income tax expense and interest	$ 1,465
Top of range [member]
Disclosure of Income Tax [Line items]
Percentage Of Increase due to Global Minimum Tax	0.65%